May 01, 2017
MainStay VP Janus Balanced Portfolio (Prospectus Summary) | MainStay VP Janus Balanced Portfolio
MainStay VP Janus Balanced Portfolio (the “Portfolio”)

MAINSTAY VP FUNDS TRUST

MainStay VP Janus Balanced Portfolio (the “Portfolio”)

Supplement dated June 2, 2017 (“Supplement”) to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2017, as supplemented

Effective on or about June 5, 2017, the name of the Portfolio will change from MainStay VP Janus Balanced Portfolio to:

MainStay VP Janus Henderson Balanced Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.